Miscellaneous Payables and Other Non-Current Liabilities - Schedule of Miscellaneous Payables and Other Non-Current Liabilities (Detail) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Miscellaneous payables (non-current)
Payables to social security agencies	€ 275,000,000	€ 238,000,000	€ 238,000,000
Income tax payables	42,000,000	45,000,000	45,000,000
Other liabilities	1,919,000,000		16,000,000
Non current payables	2,236,000,000		299,000,000
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)	109,000,000	99,000,000
Other deferred revenue and income	595,000,000	638,000,000
Capital grants	357,000,000	391,000,000	391,000,000
Deferred income	0		988,000,000
Other non current liabilities	1,061,000,000	1,128,000,000	1,379,000,000
Miscellaneous payables and other non-current liabilities	€ 3,297,000,000	€ 1,427,000,000	€ 1,678,000,000